Cash Flow Reconciliations - Reconciliation of borrowings and derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 1,346,024	$ 1,365,800	$ 1,541,836
Cash flows	(68,079)	(26,368)	(183,549)
Non-cash items	7,598	6,642	7,463
Deferred financing costs, assets		(50)	50
Liabilities/(assets) arising from financing activities at end of year	1,285,543	1,346,024	1,365,800
Borrowings | Drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	479,984	445,000	25,940
Total	479,984	445,000	25,940
Borrowings | Repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(540,701)	(465,195)	(209,336)
Total	(540,701)	(465,195)	(209,336)
Borrowings | Additions in deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(7,362)	(6,173)	(153)
Non-cash items	164	(164)
Deferred financing costs, assets		(50)	50
Total	(7,198)	(6,387)	(103)
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	7,434	6,806	7,463
Total	7,434	6,806	7,463
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	8,923	(4,935)	(6,346)
Cash flows	2,846
Non-cash items	8,568	13,858	1,411
Liabilities/(assets) arising from financing activities at end of year	20,337	8,923	(4,935)
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	16,056
Total	16,056
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(13,210)
Total	(13,210)
Derivatives | Unrealized loss on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	8,623	14,381	833
Total	8,623	14,381	833
Derivatives | Unrealized loss/(gain) on forward foreign exchange contracts held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(55)	(523)	578
Total	$ (55)	$ (523)	$ 578